Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Highly liquid financial instruments	$ 194,412	$ 35,014
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	178,671
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments		15,775
Unrealized gain and (loss) total	25,450
Unrealized gain and (loss) total		24,552
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	17,793
Unrealized gain and (loss) total		16,592
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 7,657
Unrealized gain and (loss) total		$ 7,960